INVESTMENTS IN EQUITY AND COST INVESTEES (Details) (USD $)	Jun. 30, 2012	Jun. 30, 2011	May 18, 2011	Dec. 01, 2010	Aug. 01, 2010	Jun. 30, 2010	Nov. 30, 2011 China Techenergy Co Ltd [Member]	Jun. 30, 2012 Equity Method Investments [Member]	Jun. 30, 2011 Equity Method Investments [Member]	Jun. 30, 2012 Equity Method Investments [Member] China Techenergy Co Ltd [Member]	Jun. 30, 2011 Equity Method Investments [Member] China Techenergy Co Ltd [Member]	Jun. 30, 2012 Equity Method Investments [Member] Beijing Hollysys Electric Motor Co Ltd [Member]	Jun. 30, 2011 Equity Method Investments [Member] Beijing Hollysys Electric Motor Co Ltd [Member]	Jun. 30, 2012 Equity Method Investments [Member] Beijing Ipe Biotechnology Co Ltd [Member]	Jun. 30, 2011 Equity Method Investments [Member] Beijing Ipe Biotechnology Co Ltd [Member]	Jun. 30, 2012 Equity Method Investments [Member] New Huake Electric Technology Co Ltd [Member]	Jun. 30, 2011 Equity Method Investments [Member] New Huake Electric Technology Co Ltd [Member]	Jun. 30, 2012 Equity Method Investments [Member] Beijing Hollysys Machine Automation Co Ltd [Member]	Jun. 30, 2012 Cost-Method Investments [Member]	Jun. 30, 2011 Cost-Method Investments [Member]	Jun. 30, 2012 Cost-Method Investments [Member] Shenhua Hollysys Information Technology Co Ltd [Member]	Jun. 30, 2011 Cost-Method Investments [Member] Shenhua Hollysys Information Technology Co Ltd [Member]	Jun. 30, 2012 Cost-Method Investments [Member] Zhongjijing Investment Consulting Co Ltd [Member]	Jun. 30, 2011 Cost-Method Investments [Member] Zhongjijing Investment Consulting Co Ltd [Member]	Jun. 30, 2012 Cost-Method Investments [Member] Heilongjiang Ruixing Technology Co Ltd [Member]	Jun. 30, 2011 Cost-Method Investments [Member] Heilongjiang Ruixing Technology Co Ltd [Member]	Jun. 30, 2012 Cost-Method Investments [Member] Zhejiang Sanxin Engineering Co Ltd [Member]	Jun. 30, 2011 Cost-Method Investments [Member] Zhejiang Sanxin Engineering Co Ltd [Member]	Jun. 30, 2011 Cost-Method Investments [Member] Hollysys Equipment Technology Co Ltd [Member]
Interest held			100.00%	28.04%		49.00%	50.00%			40.00%		40.00%		23.39%		37.50%		30.00%			20.00%		5.00%		8.31%		6.00%
Long-term investment,at cost, less impairment										$ 5,691,790		$ 837,348		$ 1,559,290		$ 237,158		$ 474,316			$ 1,505,385		$ 316,211		$ 1,080,179		$ 94,863
Share ofundistributed profits										943,733		2,421,214		1,354,973		(237,158)		(248,345)			0		0		0		0
Advance to investee company										46,610		0		0		0		0			0		0		0		0
Total	13,080,929	15,596,090								6,682,133		3,258,562		2,914,263		0		225,971			1,505,385		316,211		1,080,179		94,863
Interest held					20.00%						50.00%		40.00%		23.39%		37.50%					20.00%		5.00%		8.31%		6.00%	20.00%
Long-term investment, at cost, less impairment								8,799,902	9,527,551		6,953,458		818,367		1,523,944		231,782		2,996,638	2,975,062		1,471,261		309,043		1,055,689		92,713	46,356
Share of undistributed profits								4,234,417	6,022,985		2,994,512		2,020,888		1,099,935		(92,350)		0	0		0		0		0		0	0
Advance To Investee Company								46,610	45,554		45,554		0		0		0		0	0		0		0		0		0	0
Total	$ 2,996,638	$ 2,975,062						$ 13,080,929	$ 15,596,090		$ 9,993,524		$ 2,839,255		$ 2,623,879		$ 139,432		$ 2,996,638	$ 2,975,062		$ 1,471,261		$ 309,043		$ 1,055,689		$ 92,713	$ 46,356